Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other assets
Schedule of Other assets

	2017	2016
Prepaid gold	$—	$7.1
Oil & gas well equipment, net	12.7	14.0
Furniture and fixtures, net	0.6	0.7
Debt issue costs	1.9	1.6
	$15.2	$23.4